Other Liabilities- Summary of Other Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosures Of Other Liabilities [Abstract]
Accrued expenses	¥ 1,082,704	¥ 1,153,849	¥ 1,637,082
Provisions	164,212	155,347	112,584
Others	40,646	18,797	29,979
Other liabilities	¥ 1,287,562	¥ 1,327,993	¥ 1,779,645	¥ 2,383,836